ORGANIZATION AND BASIS OF PRESENTATION (Details)	12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Beijing Dangdang Information Technology Co., Ltd. [Member]	Dec. 31, 2012 Wuxi Dangdang Information Technology Co., Ltd. [Member]	Dec. 31, 2012 Dangdang Information Technology (Tianjin) Co., Ltd. [Member]	Dec. 31, 2012 Beijing Dangdang Kewen E-Commerce Co., Ltd. [Member]	Dec. 31, 2012 Wuxi Dangdang Kewen E-Commerce Co., Ltd. [Member]	Dec. 31, 2012 Affiliated PRC Entities [Member] USD ($)	Dec. 31, 2012 Affiliated PRC Entities [Member] CNY	Dec. 31, 2011 Affiliated PRC Entities [Member] CNY	Dec. 31, 2010 Affiliated PRC Entities [Member] CNY
Noncontrolling Interest [Line Items]
Percentage of Direct Ownership by the Company					100.00%	99.00%	99.00%
Notes receivable from Ms. Yu Yu and Mr. Guoqing Li		2,000,000
Current assets	542,587,000	3,380,368,000	3,184,948,000							75,842,000	472,501,000	443,903,000
Noncurrent assets	32,545,000	202,758,000	100,794,000							54,000	334,000	188,000
Total assets	575,132,000	3,583,126,000	3,285,742,000							75,895,000	472,835,000	444,091,000
Current liabilities	450,981,000	2,809,661,000	2,127,956,000							90,084,000	561,232,000	440,469,000
Non-current liabilities	5,452,000	33,966,000								303,000	1,889,000
Total liabilities	456,433,000	2,843,627,000	2,127,956,000							90,387,000	563,121,000	440,469,000
Net revenues	833,664,000	5,193,809,000	3,618,972,000	2,281,680,000						34,172,000	212,898,000	553,481,000	425,762,000
Net income (loss)	(71,243,000)	(443,851,000)	(228,487,000)	30,782,000						(9,195,000)	(57,287,000)	4,706,000	6,145,000
Net cash provided by (used in) operating activities										11,693,000	72,580,000	(79,331,000)	9,612,000
Net cash used in investing activities										(9,000)	(57,000)	(49,000)	(56,000)
Net cash provided by financing activities
Revenue contribution, percentage of total revenues										4.10%	4.10%	15.30%	18.70%